UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):     [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Sector Gamma AS
Address:     Filipstad Brygge 2, P.O. Box 1994 Vika
             Oslo, Norway 0125

Form 13F File Number:     28-13612

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Arild Blikom
Title:     Head of Fund Operations
Phone:     +47 23012900

Signature, Place and Date of Signing:

/s/ Arild Blikom     Oslo, Norway         February 13, 2013
--------------------------------------------------------------------------------
Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of other Included Managers:                             0

Form 13F Information Table Entry Total                        33

Form 13F Information Table Value Total:     $308,870 (thousands)

List of Other Included Managers:  None



Column 1                     Column 2 Column 3  Column 4                   Column 5      Column 6   Column 7         Column 8

                             Title of           Value     Shares or        SH/      PUT/ Investment Other           Voting Authority
Name of Issuer               Class    Cusip     (x$1,000) Principal Amount PRN      CALL Discretion Managers Sole    Shared     None
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP       COM      03073E105     4836            112000 SH            SOLE       NONE      112000
AETNA INC NEW                COM      00817Y108     3658             79000 SH            SOLE       NONE       79000
AUXILIUM PHARMACEUTICALS INC COM      05334D107     7494            404224 SH            SOLE       NONE      404224
BAXTER INTL INC              COM      071813109    18198            273000 SH            SOLE       NONE      273000
BRISTOL MYERS SQUIBB CO      COM      110122108    18266            560481 SH            SOLE       NONE      560481
BOSTON SCIENTIFIC CORP       COM      101137107    28169           4916000 SH            SOLE       NONE     4916000
CARDINAL HEALTH INC          COM      14149Y108    11942            290000 SH            SOLE       NONE      290000
CUBIST PHARMACEUTICALS INC   COM      229678107     6747            160442 SH            SOLE       NONE      160442
CIGNA CORPORATION            COM      125509109     3395             63500 SH            SOLE       NONE       63500
DENDREON CORP                COM      24823Q107     2671            505000 SH            SOLE       NONE      505000
EXPRESS SCRIPTS INC          COM      30219G108     2160             40000 SH            SOLE       NONE       40000
FOREST LABS INC              COM      345838106    29210            827000 SH            SOLE       NONE      827000
HUMANA INC                   COM      444859102     2059             30000 SH            SOLE       NONE       30000
JOHNSON & JOHNSON            COM      478160104    30143            430000 SH            SOLE       NONE      430000
LIFE TECHNOLOGIES CORP       COM      53217V109    13790            281250 SH            SOLE       NONE      281250
LILLY ELI & CO               COM      532457108    34174            692907 SH            SOLE       NONE      692907
LIFEPOINT HOSPITALS INC      COM      53219L109     1888             50000 SH            SOLE       NONE       50000
MEDICINES CO                 COM      584688105     1918             80000 SH            SOLE       NONE       80000
MEDTRONIC INC                COM      585055106      328              8000 SH            SOLE       NONE        8000
MOMENTA PHARMACEUTICALS INC  COM      60877T100     1179            100000 SH            SOLE       NONE      100000
MERCK & CO INC NEW           COM      58933Y105     6329            154600 SH            SOLE       NONE      154600
MYLAN INC                    COM      628530107     6478            236000 SH            SOLE       NONE      236000
ONYX PHARMACEUTICALS INC     COM      683399109    10749            142315 SH            SOLE       NONE      142315
OPTIMER PHARMACEUTICALS INC  COM      68401H104     2852            315193 SH            SOLE       NONE      315193
RESMED INC                   COM      761152107     9486            228200 SH            SOLE       NONE      228200
SALIX PHARMACEUTICALS INC    COM      795435106     8192            202401 SH            SOLE       NONE      202401
SPECTRUM PHARMACEUTICALS INC COM      84763A108     2237            200000 SH            SOLE       NONE      200000
ST JUDE MED INC              COM      790849103     5702            157771 SH            SOLE       NONE      157771
TEVA PHARMACEUTICAL INDS LTD ADR      881624209     4481            120000 SH            SOLE       NONE      120000
TENET HEALTHCARE CORP        COM      88033G407     2760             85000 SH            SOLE       NONE       85000
THERMO FISHER SCIENTIFIC INC COM      883556102    13432            210600 SH            SOLE       NONE      210600
UNIVERSAL HLTH SVCS INC      COM      913903100     5464            113000 SH            SOLE       NONE      113000
UNITED THERAPEUTICS CORP DEL CL B     91307C102     8483            158800 SH            SOLE       NONE      158800